Reserves	12 Months Ended
Dec. 31, 2024
Reserves [Abstract]
RESERVES
17	RESERVES

	As of
	December 31, 2023	December 31, 2024	December 31, 2024
	RM	RM	Convenience Translation USD
Bargain purchase accounted as merger reserve in equity from acquisition of CL Technologies (International) Sdn Bhd	2,263,143	2,263,143	506,251
Bargain purchase accounted as merger reserve in equity from acquisition of Sagtec Group Sdn Bhd	1,017,245	1,017,245	227,551
	3,280,388	3,280,388	733,802

On January 1, 2024, the Company completed the acquisition of Sagtec Group Sdn Bhd and CL Technologies (International) Sdn. Bhd. Both commonly controlled by same group of individuals.

Merger reserve accounts for any differences between the book values of the transferred assets and liabilities and the consideration paid in a business acquisition under common control.